Subsequent Events Subsequent Events (Details)	1 Months Ended			12 Months Ended
	Feb. 29, 2024 USD ($) vessel	Jan. 31, 2024 USD ($) vessel	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) vessel shares	Dec. 31, 2022 USD ($) vessel shares	Dec. 31, 2021 USD ($) vessel	Mar. 26, 2024 vessel
Subsequent Event [Line Items]
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 8) | $				$ 0	$ 288,108,000	$ 140,226,000
Common stock, shares authorized (in shares) | shares				585,000,000.0	585,000,000.0
Proceeds from Sale of Property, Plant, and Equipment | $				$ 23,000,000	$ 68,400,000	$ 56,700,000
Class A
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares				29,500,000	29,300,000
Common stock, shares authorized (in shares) | shares				485,000,000	485,000,000
2023 Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares			600,000
2007 Long-Term Incentive Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares			1,291,416
LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold				1	3	4
Suezmax Tanker
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel					1
November 2021 and April 2022 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Cost of Repurchase | $			$ 164,300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $	$ 23,500,000
Subsequent Event [Member] | LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	1
Subsequent Event [Member] | February 2022 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Cost of Repurchase | $		$ 137,000,000
Subsequent Event [Member] | February 2022 Sale Leaseback | Suezmax Tankers
Subsequent Event [Line Items]
Number Of Vessels Acquired | vessel							8
Number Of Vessels To Be Purchased | vessel		8